UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2005*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillipe P. Laffont
Title:    Investment Manager
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  8/15/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

*The purpose of this Form 13F is to indicate that Coatue Management, L.L.C. is no longer required to file Form 13F by virtue of having assigned investment management discretion to its affiliate, L.A.R.C. Capital LLC ("L.A.R.C."). Accordingly, L.A.R.C. filed an initial Form 13F with respect to the quarter ending June 30, 2005 and will continue to file Form 13F for so long as may be required under applicable laws and rules.

02984.0007 #593803